Principal Accounting Policies - Income Taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Principal Accounting Policies
Unrecognized tax benefits	$ 0	$ 0	$ 0